Note 1 - Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Lives [Table Text Block]
	Range of Useful Lives
Data communications, office and other equipment (years)	2	to	20
Buildings (years)			20
Leasehold improvements (years)	4	to	20
Capitalized software (years)			5
Capital leases (years)	4	to	6